ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

12. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

        Accrued expenses and other current liabilities consisted of the following (in RMB thousands):

	December 31,
	2010	2011
Salaries, commissions and welfare payable	71,623	83,460
Taxes payable	26,102	22,803
Royalty fees payable	1,692	1,225
Third party deposits	28,746	10,544
Advances from customers	434	—
Professional fees payable	16,059	7,431
Other current liabilities	18,380	25,039

Total	163,036	150,502

        Royalty fees payable relate to the Master Franchise Agreement entered into with Realogy. The royalty fees are determined based on the Group's franchise revenue for the periods.